Unaudited Condensed Consolidated Statement of Changes in Equity - GBP (£) £ in Thousands		Total		Share capital	Share premium account	Share-based payment reserve	Merger reserve	Special reserve	Currency translation reserve	Accumulated losses reserve	IFRS 16	IFRS 16 Accumulated losses reserve
Change in accounting policy (full retrospective application IFRS 16)											£ 32	£ 32
Beginning balance (Previously reported) at Jan. 31, 2018		£ (3,184)		£ 736	£ 60,237	£ 6,743	£ 3,027	£ 19,993	£ 37	£ (93,957)
Beginning balance at Jan. 31, 2018	[2]	(3,152)	[1]	736	60,237	6,743	3,027	19,993	37	(93,925)
(Loss) / profit for the period | Previously reported		20,814
(Loss) / profit for the period	[2]	20,792	[3]							20,792
Currency translation adjustment		19	[3]						19
Total comprehensive (loss) / profit for the period	[2]	20,811	[3]						19	20,792
New share capital issued		15,000		83	14,917
Transaction costs on share capital issued		(858)			(858)
Share options exercised		100		2	98
Share-based payment		1,163				1,163
Ending balance at Jul. 31, 2018	[2]	33,064		821	74,394	7,906	3,027	19,993	56	(73,133)
Change in accounting policy (full retrospective application IFRS 16)											£ (5)	£ (5)
Beginning balance (Previously reported) at Jan. 31, 2019		42,542		1,604	92,806	1,148	3,027	19,993	56	(76,092)
Beginning balance at Jan. 31, 2019	[2]	42,537	[1]	1,604	92,806	1,148	3,027	19,993	56	(76,097)
(Loss) / profit for the period		(9,184)								(9,184)
Currency translation adjustment		21							21
Total comprehensive (loss) / profit for the period		(9,163)							21	(9,184)
Share options exercised		1		1	0
Share-based payment		330				330
Share-based payment reserve transfer						(387)				387
Ending balance at Jul. 31, 2019		£ 33,705		£ 1,605	£ 92,806	£ 1,091	£ 3,027	£ 19,993	£ 77	£ (84,894)

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’
[2]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’
[3]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’